[Kobren Insight Funds logo]
Kobren Insight Management, Inc.
Kobren Insight Funds
Kobren Growth
Kobren Moderate Growth
Annual Report
December 31, 2001

Message to Shareholders
TODAY'S RECESSION FOLLOWS NEAR PERFECT CONDITIONS
It's been frustrating. For the past year we've experienced a weakening economy, declining corporate profits, tumbling stock prices, terrorist attacks and war. This is not the first time we've faced a challenging environment, but this time does seem worse to many investors. Part of these feelings stem from the fact that the late '90s were as nirvana-like as you can get. The economy grew rapidly, corporate profits rose at double-digit rates, inflation remained in check, technology was going to change the world, everyone who wanted to work was employed and we were at peace. Many thought that this blissful environment was the beginning of a new paradigm that would last forever. It wasn't and it didn't. If last year's economic and market declines weren't enough to convince investors that the new paradigm was a fantasy, the terrorist attacks of September 11 certainly gave us all a disquieting dose of reality. Kobren Growth and Moderate Growth both saw a nice rebound in the fourth quarter, but it wasn't enough to offset the rough first and third quarters of 2001.

[Eric Kobren photo]

As we begin 2002, we are in a recession. Instead of growing, the economy is shrinking. Economic output (GDP) for the third quarter of 2001 was recently revised downward to -1.3% and fourth quarter figures will contract further. The consensus on Wall Street is that the economy will turn the corner and begin growing again in the second half of this year. The stock market's strong advance over the past three months (and recent jump in consumer confidence) suggests that investors believe that forecast is correct. They are betting that corporate profits will be a lot better six-to-nine months from now.

DON'T FIGHT THE FED?

    "Don't fight the Fed" is an expression I learned more than 25 years ago. It means that if the Fed is cutting rates to boost the economy (or vice versa) don't bet against them. The prospect of lower interest rates was one of the main reasons we did not get more defensive in our funds early in the year. Indeed, the Federal Reserve cut interest rates 11 times last year, bringing the Federal Funds rate down to a measly 1.75%. That's the lowest level we've seen in 40 years.

    Despite the aggressive rate cuts and some fiscal stimulus as well, the economy, corporate profits and stock prices continued to weaken through September. Would it have been a lot worse without the rate cuts? Absolutely. Plus, it also takes a good 6-12 months to see the effects of a rate cut on the economy. Using this time frame, the economy won't feel the full impact of more than half of those 11 cuts until mid-2002 or later. That's one reason why Wall Street expects the economy will be much better in the second half. While I agree that things should be better in the second half of the year, I think the recovery will both take longer and be less robust than Wall Street is expecting.

EQUITY FUNDS STILL MAKE SENSE

    Despite our economic outlook and view that many stocks remain overvalued relative to their earnings, there are several reasons why we do not decrease equity exposure in our funds even more. First, the stock market often ignores the short-term fundamental weaknesses and climbs the "wall of worry." Second, with so much money now in bonds and money markets, even a modest shift back to stocks can push equity prices higher. Third, even in a tough market, there are funds that focus on attractive industries or areas of the market. Finally, there are managers that have proven to be good stock pickers regardless of market conditions.

    Investing in growth versus value funds will be quite a delicate balance in 2002. Non-tech growth-stock funds (such as those with health care exposure) are, by definition, less sensitive to the economy and should, therefore, hold up better if the economy shows more signs of weakness. At the other end of the spectrum are value-oriented funds. Our diversified portfolios do own more economically sensitive value funds, but we have been careful to limit our exposure, and avoid the most economically sensitive funds.

    While the market could look beyond the current challenges, we remain somewhat cautious and have positioned the funds for a sluggish economy and weak corporate profits during the first half of 2002. Nonetheless, we are confident that there will be investment opportunities as the year unfolds. We appreciate your confidence and look forward to helping you reach your financial goals in the years ahead.

Sincerely,
/s/ Eric Kobren
Eric M. Kobren
President and Portfolio Manager

Kobren Growth Fund (12/31/01)
[Value of $10,000 invested 12/16/96 Line Graph]

                           12 MONTHS         ANNUALIZED
                             ENDED         SINCE INCEPTION
TOTAL RETURN (%)           12/31/01          (12/16/96)
Kobren Growth                -7.3%              +7.3%
S&P 500 Index               -11.9%             +11.2%

KOBREN GROWTH FUND (Ticker: KOGRX): Volatility has become part of every investor's vocabulary and 2001 was no exception. Although we can take some solace in beating major market indices such as the S&P 500 Index (-11.9%) and the tech-heavy Nasdaq (-20.8%), losing 7.3% is still painful. Strong returns in the fourth quarter were outweighed by losses in February and March as well as the post-September 11 sell-off. Fortunately, many of the moves we did make proved prescient and helped to dampen the negative returns.

    Large-cap growth funds, bellwethers of the 1990's, were reduced in favor of value funds early in the year. OAKMARK fund was our largest value holding, which increased from 15.7% of assets to 22.6% as the year came to a close. Manager Bill Nygren continued to prove his investment acumen in difficult markets, as the fund returned 18.3%. Growth funds struggled, including MARSICO GROWTH & INCOME, which comprised about 8.5% of fund assets during the year. Down 21.5%, Manager Tom Marsico was particularly hard hit, despite selling off most of his technology positions.

    Last year we added a bond fund, PIMCO REAL RETURN, for the first time in our five year history. This fund is indexed to inflation and boasts an award-winning management team. It outdistanced 98% of its rivals in 2001 and we hold it to dampen volatility in the overall portfolio while still seeking a modest level of capital appreciation.

[Asset Allocation* pie chart]

Cash                0.1%
Bond                6.4%
U.S. Stocks        93.5%

Top Ten Holdings*
KOBREN GROWTH                               STYLE               ALLOC (%)
Oakmark                                     Mid Cap Value          22.6
Fidelity Blue Chip Growth                   Large Cap Growth       11.6
Fidelity Equity Income                      Large Cap Value        10.7
Fidelity Dividend Growth                    Large Cap Blend         9.7
Longleaf Partners Small Cap                 Small Cap Value         9.2
Marsico Growth & Income                     Large Cap Growth        7.8
PIMCo Real Return - Instl.                  Bond                    6.4
Longleaf Partners                           Mid Cap Value           6.1
Fidelity Select Energy                      Large Cap Value         5.7
Fidelity Select Medical Equip. & Syst.      Mid Cap Growth          5.1
TOTAL FUND ASSETS                           $55,334,549

[Style Allocation* pie chart]

Cash                         0.1%
Bonds                        6.4%
Small Cap Value              9.2%
Large Cap Blend              9.7%
Mid Cap Growth              10.0%
Large Cap Value             16.4%
Large Cap Growth            19.4%
Mid Cap Value               28.8%

*Based on total net assets.

[Top Sectors** bar graph (Growth)]
(Totals may not equal 100%)

Services                   16.3
Financials                 16.3
Technology                 13.8
Health                     12.9
Energy                     11.6
Industrial Cyclicals       10.6
Consumer Staples            7.3
Retail                      6.7
Consumer Durables           3.7
Utilities                   0.8

**Equities only

Kobren Insight Management, Inc. is the registered investment adviser for Kobren Insight Funds, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The S&P 500 Index is an unmanaged index of common stocks.


Kobren Moderate Growth Fund (12/31/01)

KOBREN MODERATE GROWTH FUND (Ticker: KOMGX): The past year has been challenging for virtually all segments of the market and Kobren Moderate Growth suffered as well, declining 9.0%. Nevertheless, performance relative to most major market indices was reasonable. Major reallocations during the year included increasing our bond exposure as well as decreasing our growth fund concentration in favor of more value-oriented funds.

    PIMCO REAL RETURN became our largest individual holding this past summer and remained in that position as we closed out the year. This unusual bond fund is not very interest-rate-sensitive and should benefit if inflation ever becomes a concern. Our other bond holding, PIMCO HIGH YIELD, invests in the lower end of the credit-quality spectrum. Despite a tough time in the junk bond market, this fund outperformed most of its peers and ended the year up 4.6%.

    On the equity side of the ledger, our largest holding is the OAKMARK fund which we first purchased in April. Manager Bill Nygren continues to generate positive results by sticking only to what he understands and being opportunistic. Oakmark is one of the few funds to post double-digit positive results. Long-time top holding TWEEDY, BROWNE GLOBAL VALUE was jettisoned early in 2001 as we saw better opportunities in the U.S. However, international markets have looked more attractive to us lately, and we will be closely evaluating opportunities overseas as the year unfolds.

[Value of $10,000 invested 12/24/96 Line Graph]

                           12 MONTHS         ANNUALIZED
                             ENDED         SINCE INCEPTION
TOTAL RETURN (%)           12/31/01          (12/24/96)
Kobren Moderate Growth       -9.0%              +6.0%
S&P 500 Index               -11.9%             +10.4%

Top Ten Holdings*
KOBREN MODERATE GROWTH             STYLE           ALLOC (%)
PIMCo Real Return Inst'l           Bond                 21.8
Oakmark                            Mid Cap Value        16.1
Longleaf Partners Small Cap        Small Cap Value      15.4
Marsico Growth & Income            Large Cap Growth     13.4
Fidelity Blue Chip Growth          Large Cap Growth     13.2
PIMCo High Yield                   Bond                 11.9
Longleaf Partners                  Mid Cap Value         5.5
Fidelity Dividend Growth           Large Cap Blend       2.2
Dreyfus Cash Mgmt. Plus            Cash                  0.5
Oakmark Select                     Mid Cap Value         0.1
TOTAL FUND ASSETS                  $21,124,062

[Asset Allocation* pie chart]

Cash                                 0.4%
Bond                                33.7%
U.S. Stocks                         65.9%

[Top Sectors** bar graph (Moderate Growth)]
(Totals may not equal 100%)

Financials                 20.9
Services                   17.9
Technology                 13.4
Industrial Cyclicals       12.7
Retail                      9.8
Consumer Staples            9.2
Health                      8.9
Consumer Durables           3.7
Energy                      2.9
Utilities                   0.6

**Equities only

[Style Allocation* pie chart]

Cash                         0.4%
Large Cap Blend              2.2%
Small Cap Value             15.4%
Mid Cap Value               21.7%
Large Cap Growth            26.6%
Bond                        33.7%

*Based on total net assets.

The adviser absorbs certain expenses of each Kobren Insight Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Copyright(C)2002. Reproductions in whole or in part are prohibited except by permission. Data sources: Kobren Insight Management, Inc. and Morningstar. Postmaster: Send address changes to Kobren Insight Funds, PO Box 5146, Westborough, MA 01581-9936. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com.

Portfolio of Investments

Kobren Growth Fund
December 31, 2001
    SHARES  MUTUAL FUNDS - 100.20%      VALUE (NOTE 1)

MID CAP VALUE - 28.77%
   138,378  Longleaf Partners Fund              $    3,391,654
   354,764  Oakmark Fund - Class I                  12,512,530
       574  Oakmark Select Fund - Class I               15,643
                                                    15,919,827

LARGE CAP GROWTH - 19.43%
   149,445  Fidelity Blue Chip Growth Fund           6,417,174
   308,196  Marsico Growth & Income Fund             4,333,231
                                                    10,750,405

LARGE CAP VALUE - 16.41%
   121,741  Fidelity Equity Income Fund              5,937,291
   134,610  Fidelity Select Energy Portfolio         3,140,455
                                                     9,077,746

MID CAP GROWTH - 9.97%
   169,789  Fidelity Sel. Med. Equip. & Sys. Fund    2,811,699
   245,036  MFS Mid Cap Growth Fund                  2,685,594
       697  RS Emerging Growth Fund                     22,322
                                                     5,519,615

LARGE CAP BLEND - 9.70%
   189,446  Fidelity Dividend Growth Fund            5,367,016

SMALL CAP VALUE - 9.17%
   234,073  Longleaf Partners Small Cap Fund         5,074,709

BOND - 6.42%
   348,840  PIMCo Real Return Inst'l Fund            3,551,194

MONEY MARKET FUND - 0.33%
   185,091  Dreyfus Cash Mgmt. Plus Fund               185,091

            TOTAL MUTUAL FUNDS
             (COST $51,563,751)                     55,445,603

TOTAL INVESTMENTS
 (COST $51,563,751*)                  100.20%       55,445,603

LIABILITIES NET OF CASH &
OTHER ASSETS                           -0.20%         (111,054)

TOTAL NET ASSETS                      100.00%   $   55,334,549

* For Federal income tax purposes, cost is $51,739,129 and appreciation (depreciation) is as follows:

Unrealized appreciation:           $4,374,633
Unrealized depreciation:             (668,159)
                                --------------
Net unrealized appreciation:       $3,706,474

Portfolio of Investments
Kobren Moderate Growth Fund
December 31, 2001

    SHARES  MUTUAL FUNDS - 100.07%              VALUE (NOTE 1)

BOND - 33.73%
   268,706  PIMCo High Yield Inst'l Fund        $    2,515,084
   452,796  PIMCo Real Return Inst'l Fund            4,609,463
                                                     7,124,547

LARGE CAP GROWTH - 26.57%
    64,995  Fidelity Blue Chip Growth Fund           2,790,884
   200,664  Marsico Growth & Income Fund             2,821,333
                                                     5,612,217

MID CAP VALUE - 21.66%
    47,052  Longleaf Partners Fund                   1,153,244
    96,566  Oakmark Fund - Class I                   3,405,871
       574  Oakmark Select Fund - Class I               15,644
                                                     4,574,759

SMALL CAP VALUE - 15.45%
   150,505   Longleaf Partners Small Cap Fund        3,262,958

LARGE CAP BLEND - 2.16%
    16,144  Fidelity Dividend Growth Fund              457,349

MONEY MARKET FUND - 0.50%
   106,086  Dreyfus Cash Mgmt. Plus Fund               106,086

            TOTAL MUTUAL FUNDS
             (COST $20,375,365)                     21,137,916

TOTAL INVESTMENTS
 (COST $20,375,365*)                  100.07%       21,137,916

LIABILITIES NET OF CASH &
OTHER ASSETS                           -0.07%          (13,854)

TOTAL NET ASSETS                      100.00%   $   21,124,062

* For Federal income tax purposes, cost is $20,386,039 and appreciation (depreciation) is as follows:

Unrealized appreciation:           $1,055,626
Unrealized depreciation:             (303,749)
                                   -----------
Net unrealized appreciation:       $  751,877

See Notes to Financial Statements

Statement of Assets and Liabilities

KOBREN INSIGHT FUNDS DECEMBER 31, 2001

                                                     KOBREN GROWTH FUND        KOBREN MODERATE GROWTH FUND
ASSETS:
Investments, at value (Note 1) See Portfolio
   of Investments                                         $55,445,603               $  21,137,916
Dividends receivable                                            6,010                      28,215
Receivable for fund shares sold                                 1,383                         765
Prepaid expenses and other assets                              13,386                       4,140
   Total assets                                            55,466,382                  21,171,036

LIABILITIES:
Payable for fund shares redeemed                               58,315                      10,447
Investment advisory fee payable (Note 2)                       31,017                       7,580
Accrued Trustees' fees and expenses (Note 2)                    4,329                       2,011
Accrued expenses and other payables                            38,172                      26,936
   Total liabilities                                          131,833                      46,974

NET ASSETS:                                               $55,334,549               $  21,124,062

Investments, at cost                                      $51,563,751               $  20,375,365

NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold         $(1,724,260)              $    (572,538)
Net unrealized appreciation of investments                  3,881,852                     762,551
Par value (Shares of beneficial interest, $0.001 per share)     4,866                       2,057
Paid-in capital in excess of par value                     53,172,091                  20,931,992

NET ASSETS                                                $55,334,549               $  21,124,062

SHARES OUTSTANDING                                          4,866,400                   2,057,276

Net asset value, offering and redemption price per share       $11.37               $       10.27

See Notes to Financial Statements

Statement of Operations

KOBREN INSIGHT FUNDS FOR THE YEAR ENDED DECEMBER 31, 2001

                                                   KOBREN GROWTH FUND       KOBREN MODERATE GROWTH FUND
INVESTMENT INCOME:
Dividends                                               $   386,907                  $   429,452
Interest                                                       --                          7,609
   Total investment income                                  386,907                      437,061

EXPENSES:
Investment advisory fee (Note 2)                            452,786                      212,244
Administration fee (Note 2)                                  67,500                       67,500
Transfer agent fees                                          49,231                       39,622
Custodian fees                                                3,026                        3,023
Professional fees                                            20,705                        9,697
Trustees' fees and expenses (Note 2)                         14,275                        6,532
Registration and filing fees                                 14,587                       13,758
Amortization of organization costs                            4,003                        2,003
Other                                                        23,201                       10,748
   Total expenses                                           649,314                      365,127
Expenses reimbursed by investment adviser (Note 2)          (45,600)                     (82,135)
Other reductions (Note 2)                                   (24,879)                      (7,533)
   Net expenses                                             578,835                      275,459
NET INVESTMENT INCOME (LOSS)                               (191,928)                     161,602

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from security transactions             (2,192,087)                    (811,416)
Short term capital gain distributions received               26,417                       35,002
Long term capital gain distributions received               709,196                      366,285
Change in unrealized depreciation of securities          (3,171,868)                  (2,568,673)
Net realized and unrealized loss on investments          (4,628,342)                  (2,978,802)

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $(4,820,270)                 $(2,817,200)

See Notes to Financial Statements

Statements of Changes in Net Assets

                                                                   KOBREN GROWTH FUND
                                                                 YEAR ENDED DECEMBER 31,
                                                               2001                     2000
Net investment loss                                       $  (191,928)             $   (286,487)
Net realized gain (loss) from security transactions        (2,192,087)                1,311,955
Short term capital gains distributions received                26,417                 1,108,720
Long term capital gains distributions received                709,196                 2,044,424
Change in unrealized depreciation of investments           (3,171,868)              (11,074,551)
Net decrease in net assets resulting from operations       (4,820,270)               (6,895,939)
Distribution to shareholders from:
      Net investment income and short term capital gain
        distributions received                                 --                      (822,278)
      Net realized gains on investments                      (261,877)               (6,137,721)
   Total distributions                                       (261,877)               (6,959,999)
Net increase (decrease) in net assets from fund share
   transactions                                            (2,688,530)                3,809,826

Net decrease in net assets                                 (7,770,677)              (10,046,112)
NET ASSETS:
Beginning of period                                        63,105,226                73,151,338
End of period                                             $55,334,549              $ 63,105,226

                                                              KOBREN MODERATE GROWTH FUND
                                                                 YEAR ENDED DECEMBER 31,
                                                                 2001                 2000
Net investment income                                    $    161,602              $    133,234
Net realized loss from security transactions                 (811,416)                 (356,942)
Short term capital gains distributions received                35,002                   239,199
Long term capital gains distributions received                366,285                 1,489,485
Change in unrealized depreciation of investments           (2,568,673)               (1,948,692)
Net decrease in net assets resulting from operations       (2,817,200)                 (443,716)
Distribution to shareholders from:
      Net investment income and short term capital gain
        distributions received                               (196,654)                 (372,437)
      Net realized gains on investments                      (161,427)               (3,160,625)
   Total distributions                                       (358,081)               (3,533,062)
Net decrease in net assets from fund share
   transactions                                            (8,624,317)               (3,883,531)

Net decrease in net assets                                (11,799,598)               (7,860,309)
NET ASSETS:
Beginning of period                                        32,923,660                40,783,969
End of period                                            $ 21,124,062              $ 32,923,660

See Notes to Financial Statements

Financial Highlights

KOBREN GROWTH FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE YEAR.

                                                           FOR THE YEAR  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                                               ENDED         ENDED         ENDED          ENDED          ENDED
                                                            12/31/2001    12/31/2000     12/31/1999     12/31/1998(a)  12/31/1997
Net asset value - beginning of period                      $    12.32     $    15.34     $    12.54     $    11.51     $    10.24

Net investment income (loss)(1)                                 (0.04)         (0.04)         (0.04)         (0.02)          0.05
Short term capital gains distributions received                  0.01           0.22           0.14           0.05
                                                                                                                             0.22
Net realized and unrealized gain (loss)
   on investments                                               (0.87)         (1.68)          3.63           1.29           1.27
Net increase (decrease) in net assets resulting
   from investment operations                                   (0.90)         (1.50)          3.73           1.32           1.54

Distributions from net investment income                         --             --             --             --            (0.05)
Distributions from net realized short term capital gains
   from operations and distributions received                    --            (0.19)         (0.10)         (0.03)         (0.22)
Distributions from net realized capital gains                   (0.05)         (1.33)         (0.83)         (0.26)          --
Total distributions                                             (0.05)         (1.52)         (0.93)         (0.29)         (0.27)

Net asset value - end of period                            $    11.37     $    12.32     $    15.34     $    12.54     $    11.51

Total return                                                    (7.28)%        (9.75)%        29.70%         11.45%         15.03%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $   55,335     $   63,105     $   73,151     $   64,507     $   62,509
Ratio of net investment income (loss) to average
   net assets                                                   (0.32)%        (0.41)%        (0.34)%        (0.19)%
                                                                                                                             0.60%
Ratio of operating expenses to average net assets
   before fees waived and/or expenses reimbursed
   by investment adviser and other reductions(2)                 1.08%          1.06%          1.07%          1.07%
                                                                                                                             1.28%
Ratio of operating expenses to average net assets after
   reimbursements and reductions(2)                              0.96%          0.99%          0.98%          0.91%          0.89%
Portfolio turnover rate                                            80%            93%            66%            62%            43%

(a) Per share net investment income has been calculated using the monthly average share method.
(1) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements

Financial Highlights

KOBREN MODERATE GROWTH FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE YEAR.

                                                           FOR THE YEAR  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                                               ENDED         ENDED         ENDED          ENDED          ENDED
                                                            12/31/2001    12/31/2000     12/31/1999     12/31/1998     12/31/1997
Net asset value - beginning of period                      $    11.48     $    13.02     $    11.86     $    11.94     $    10.06

Net investment income(1)                                         0.08           0.05           0.09           0.16           0.19
Short term capital gains distributions received                  0.02           0.08           0.07           0.06
                                                                                                                             0.27
Net realized and unrealized gain (loss)
   on investments                                               (1.13)         (0.30)          1.75           0.20           1.88
Net increase (decrease) in net assets resulting
   from investment operations                                   (1.03)         (0.17)          1.91           0.42           2.34

Distributions from net investment income                        (0.10)         (0.05)         (0.08)         (0.16)         (0.19)
Distributions from net realized short term capital gains
   from operations and distributions received                    --            (0.25)         (0.08)         (0.06)         (0.27)
Distributions from net realized capital gains                   (0.08)         (1.07)         (0.59)         (0.28)          --
Total distributions                                             (0.18)         (1.37)         (0.75)         (0.50)         (0.46)

Net asset value - end of period                            $    10.27     $    11.48     $    13.02     $    11.86     $    11.94

Total return                                                    (9.01)%        (1.29)%        16.06%          3.44%         23.25%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $   21,124     $   32,924     $   40,784     $   46,958     $   43,381
Ratio of net investment income to average
   net assets                                                    0.57%          0.37%          0.61%          1.15%          2.76%
Ratio of operating expenses to average net assets
   before fees waived and/or expenses reimbursed
   by investment adviser and other reductions(2)                 1.29%          1.21%          1.21%          1.13%
                                                                                                                             1.58%
Ratio of operating expenses to average net assets after
   reimbursements and reductions(2)                              0.97%          1.00%          0.95%          0.91%          0.92%
Portfolio turnover rate                                            94%            70%            57%            50%            14%

(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements

Notes to Financial Statements

KOBREN INSIGHT FUNDS DECEMBER 31, 2001

1.  SIGNIFICANT ACCOUNTING POLICIES
    Kobren Insight Fund (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 2001 the Trust offered shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund and Kobren Moderate Growth Fund (individually, a "Fund" and collectively, the "Funds"). These Funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for that Fund. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The underlying funds are valued according to their stated net asset value. Each Fund's other investment securities are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONs -- It is the policy of Kobren Growth Fund and Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Each Fund will distribute net realized capital gain if any (including net short-term capital gains) annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during 2000 and 2001 were as follows:

                                            KOBREN GROWTH                     KOBREN MODERATE GROWTH
DISTRIBUTIONS PAID FROM:              2001                 2000                 2001              2000
Ordinary Income                 $        --          $   822,278           $  161,652         $  372,436
Short-Term capital gain                  --               33,242               35,002            400,355
Long-Term capital gain              261,877            6,104,479              161,427          2,760,271
                                $   261,877          $ 6,959,999           $  358,081         $3,533,062

As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                                                  KOBREN GROWTH                  KOBREN MODERATE GROWTH
Capital Loss Carryforward (expires in 2009)  $     (1,548,882)                   $   (561,864)
Unrealized appreciation                             3,706,474                         751,877
                                             $      2,157,592                    $    190,013

    Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax basis differences of $(191,928), $26,382 and $165,546 were reclassified at December 31, 2001 between undistributed net investment income, accumulated net realized loss on investments and paid-in capital, respectively, for the Kobren Growth Fund. These reclasses related to short term capital gains dividends received and net operating losses. Permanent book and tax basis differences of $35,052, $(34,955) and $(97) were reclassified at December 31, 2001 between undistributed net investment income, accumulated net realized loss on investments and paid-in capital, respectively, for the Kobren Moderate Growth Fund. These reclasses related to short term capital gains dividends received. The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those Funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each Fund.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS
    The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM"). The Advisory Agreement provides that each Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of each Fund's average daily net assets. KIM has voluntarily agreed to limit each Fund's other operating expenses, exclusive of payments made by an underlying fund or its adviser, to 0.25% of each Fund's average daily net assets until January 1, 2003.

    The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirectly wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Funds' shares and bears all distribution costs. No distribution fees are paid by the Funds.

    For the year ended December 31, 2001 expense reimbursements are as follows:

                                 EXPENSES REIMBURSED
                                BY INVESTMENT ADVISER     OTHER REDUCTIONS (1)

Kobren Growth Fund                  $ 45,600                   $ 24,879
Kobren Moderate Growth Fund           82,135                      7,533

(1) Reimbursement to Funds of 12b-1 distribution fees paid to KIB by certain fund investments held in the portfolios owned by the Funds.

    No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3.  SUB-TRANSFER AGENT FEES
       The Funds are subject to sub-transfer agent fees consisting of broker-dealer and fund network fees at an annual rate of up to 0.10% of the average daily balances of accounts invested through those networks. Costs of $13,256 and $5,805 were incurred by Kobren Growth Fund and Kobren Moderate Growth Fund, respectively, for the year ended December 31, 2001.

4.  PURCHASES AND SALES
    The aggregate amounts of purchases and sales of underlying funds and investment securities, other than short-term securities, for the year ended December 31, 2001, were as follows:

                                             PURCHASES                               SALES
                                 U.S. GOVERNMENT       OTHER        U.S. GOVERNMENT            OTHER
Kobren Growth Fund             $         --       $47,994,566          $       --      $  49,194,866
Kobren Moderate Growth Fund              --        26,259,971           2,728,125         31,751,004

5.  SHARES OF BENEFICIAL INTEREST
    As of December 31, 2001, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest were as follows:

                                                  YEAR ENDED                        YEAR ENDED
                                               DECEMBER 31, 2001                 DECEMBER 31, 2000
KOBREN GROWTH FUND:                       SHARES             AMOUNT             SHARES        AMOUNT
Shares sold                                687,505      $   8,208,286          699,011      $ 10,519,049
Shares issued as reinvestment
  of distributions                          22,777            260,805          559,144        6,888,651
Shares redeemed                           (965,330)       (11,157,621)        (905,374)     (13,597,874)
Net increase (decrease)                   (255,048)     $  (2,688,530)         352,781      $ 3,809,826

KOBREN MODERATE GROWTH FUND:
Shares sold                                 70,607      $     770,681          175,658      $ 2,249,527
Shares issued as reinvestment
   of distributions                         33,440            345,112          293,814        3,373,020
Shares redeemed                           (915,694)        (9,740,110)        (733,493)      (9,506,078)
Net decrease                              (811,647)     $  (8,624,317)        (264,021)     $(3,883,531)

    At December 31, 2001, KIM and its affiliates owned 1,753,564 and 115,889 shares of Kobren Growth Fund and Kobren Moderate Growth Fund, respectively.

6.  ORGANIZATION EXPENSES
    Expenses incurred in connection with the organization of each Fund were amortized on a straight-line basis over a period of sixty months from the date upon which each Fund commenced its operations.

7.  RISK FACTORS OF THE FUND
    Investing in underlying fund through a Kobren Insight Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying fund. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, each Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

8.  SUBSEQUENT EVENT
    At a meeting held on February 11, 2002, the Board of Trustees approved an Agreement and Plan of Reorganization between Kobren Moderate Growth Fund and Kobren Growth Fund in which Kobren Growth Fund will acquire the assets and certain liabilities of Kobren Moderate Growth Fund on or about May 1, 2002. The reorganization will be structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code.

9.  TAX INFORMATION (UNAUDITED)
    The percentage of income from direct obligations of the U.S. Government in Kobren Growth Fund and Kobren Moderate Growth Fund was 8.49% and 12.70%, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Kobren Insight Funds and the Shareholders of Kobren Growth Fund and Kobren Moderate Growth Fund: In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kobren Growth Fund and Kobren Moderate Growth Fund (the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


Boston, Massachusetts                      PricewaterhouseCoopers LLP
February 11, 2002

Additional Information (unaudited)
INFORMATION ABOUT TRUSTEES AND OFFICERS
Information pertaining to the Trustees and officers* of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request.

-------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF         OTHER
                                 TERM OF                                                   PORTFOLIOS IN   TRUSTEESHIPS/
NAME, ADDRESS, AGE AND          OFFICE AND                                                 FUND COMPLEX    DIRECTORSHIPS
POSITION(S) WITH TRUST          LENGTH OF              PRINCIPAL OCCUPATION(S)              OVERSEEN BY       HELD BY
                               TIME SERVED(1)            DURING PAST 5 YEARS                  TRUSTEE         TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Edward B. Bloom                  5 years     Vice President Corporate Controller and             3        Mediregs, Inc.
c/o 20 William Street, Suite                 Treasurer of International Data Group
310                                          Inc., a publishing company.
Wellesley Hills, MA 02481
Age: 51, Trustee

-------------------------------------------------------------------------------------------------------------------------
Arthur Dubroff                   5 years     Chief Financial Officer of Virtual                  3            Virtual
c/o 20 William Street, Suite                 Communities, Inc, a software provider,                        Communities,
310                                          from July 2000 to the present; Managing                           Inc.
Wellesley Hills, MA 02481                    Principal of Turnberry Consulting, LLC
Age: 51, Trustee                             from October 1999 to present; Executive
                                             V.P.and Chief Financial Officer of Enhance
                                             Financial Ser-vices Group, Inc. from July
                                             1996 to September 1999.

-------------------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb               3 years     Counsel to Andrx Corporation since March            3             None
c/o 20 William Street, Suite                 2000; Partner at Hughes Hubbard & Reed
310                                          LLP, a law firm, and associated with the
Wellesley Hills, MA 02481                    firm from July 1989 through July 2000.
Age: 46, Trustee

-------------------------------------------------------------------------------------------------------------------------
Stuart J. Novick                 5 years     Senior Vice President and General Counsel           3         Mediregs, Inc.
c/o 20 William Street, Suite                 of Children's Hospital Boston since April
310                                          1997; Vice President and General Counsel
Wellesley Hills, MA 02481                    of Children's Hospital Boston from April
Age: 51, Trustee                             1986 to April 1997.

-------------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEES(2)
-------------------------------------------------------------------------------------------------------------------------
Eric M. Kobren                   5 years     President of Mutual Fund Investors                  3         Mediregs, Inc.
20 William Street, Suite 310                 Association, Inc. since 1985; President of                     Children's
Wellesley Hills, MA 02481                    Kobren Insight Management, Inc. and Kobren                      Hospital
Age: 48                                      Insight Brokerage, Inc. since 1987.  These                       Boston
Chairman and President                       are a financial publishing concern, a
                                             registered investment advisory firm
                                             and a registered broker-dealer,
                                             respectively. Since 2001, Managing
                                             Member of Alumni Capital, LLC, a
                                             General Partner to a private
                                             investment partnership.

-------------------------------------------------------------------------------------------------------------------------
Michael P. Castellano            5 years     Retired. From December 1994 to June 1997,           3            puraDYN
c/o 20 William Street, Suite                 Chief Administrative Officer of Kobren                           Filter
310                                          Insight Management, Inc. and a registered                     Technologies,
Wellesley Hills, MA 02481                    representative of Kobren Insight                                  Inc.
Age: 60, Trustee                             Brokerage, Inc.

-------------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Eric J. Godes                    5 years     Managing Director of Kobren Insight                N/A             N/A
20 William Street, Suite 310                 Management, Inc. and Managing Director and
Wellesley Hills, MA 02481                    a registered representative of Kobren
Age: 40                                      Insight Brokerage, Inc. Since 2001,
Chief Financial Officer,                     Managing Director of Alumni Capital, LLC,
Vice President, Treasurer,                   a General Partner to a private investment
Secretary                                    partnership.

-------------------------------------------------------------------------------------------------------------------------

  * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


(1) Trustees will serve for an indefinite term until the earliest of a Trustee's: (i) removal by two-thirds of the Board of
    Trustees or shareholders, (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.


(2) "Interested person" of the Trust as defined in the Investment Company Act of 1940. Messrs. Kobren and
    Castellano are each considered an "interested person" because of their affiliation with Kobren Insight
    Management, Inc. and Kobren Insight Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.

[Kobren Insight Funds logo]
Delphi Value Fund
Annual Report
December 31, 2001


Dear Shareholders,

    The heinous crime perpetrated against the United States on September 11th undermined an already fragile economy and stock market. In the aftermath of this cataclysm, the greatness of the United States reached new heights. The long quiescent spirit of patriotism and altruism resurfaced throughout our nation. Our military performed admirably in dealing a swift retaliatory blow to the enemy harbored in Afghanistan. Despite the direct attacks upon New York City's financial district, the US capital markets functioned smoothly upon reopening the following week. While the United States may be under siege from terrorism, we remain the staunchest defender of freedom and democracy throughout the world.

[Scott Black photo]

    Although the popular indices declined in 2001 -- Dow Jones Industrials (-6.8%), the S&P 500 (-11.9%), the NASDAQ composite (-21.0%) -- the Delphi Value Fund posted a modest gain of 1.9% (Institutional class, +2.1%). For the record, the Small Cap Russell 2000 Value Index countered the general market decline with 14.0% appreciation. We are certainly not satisfied with our 2001 results.

    The post September 11th period proved to be highly volatile. Your fund reached its 2001 nadir of $10.86 per share (for the retail class of shares) on September 21st (-16.5% year-to-date versus -26.1% for the S&P 500). Fortuitously, the portfolio rallied 22.0% from its 2001 low outpacing the 19.4% gain in the S&P 500. The precipitous pullback in September enabled us to acquire four high return on equity franchises at bargain valuations; namely, American Express, Ethan Allen, Liz Claiborne, and MGIC Investments. These four have appreciated 27.2%, 46.5%, 15.4%, and 9.2%, respectively, since their purchases.

    The residual strength in the second half of 2001 emanated from diverse businesses like AFC Enterprises (fast food, +48.3%), D.R. Horton (homebuilding, +43.0%), FedEx (transportation, +29.1%), and RenaissanceRe (Bermuda reinsurance, +28.8%). Conversely, the period losers clustered around media and energy exploration. Charter Communications and US Cellular dropped 29.6% and 21.5% despite solid revenue and operating cash flow gains. Devon Energy and Vintage Petroleum moved downward concomitant with the weakening of oil and gas prices.

    From an economic standpoint, I am bullish on America. Mr. Greenspan's eleven rate cuts should provide enough monetary stimulus to end the US recession by the first quarter of 2002. During the second half of this year, we should experience real growth in GDP of 4%, albeit against weak 2001 numbers. Inflation should remain benign at levels below 2%. Unfortunately, I foresee a lackluster year in the overall stock market. With the S&P 500 closing out 2001 at 1148.08, or nearly 27x expected 2002 earnings of 43.00, US equities are already fully priced. Second, speculation continues to abound in technology stocks. Capacity utilization in the tech sector hovers around 60%, the lowest reading since the index was introduced. Yet, many of the technology companies that led the previous NASDAQ bubble still sell at high multiples of book value with little or no earnings.

    I would like to think that our approach to buying individual businesses at low multiples of earnings or breakup valuations should be rewarding in this market environment. Thank you for your continued support.

Sincerely,
/s/ Scott M. Black
Scott M. Black
Portfolio Manager

Fund Overview
December 31, 2001

[Value of $10,000 invested 12/23/98 Line Graph]

TOTAL RETURN
                            12 MONTHS         ANNUALIZED
                              ENDED         SINCE INCEPTION
                            12/31/01          (12/23/98)
                           ---------------------------------
Retail Class                 +1.9%              +10.6%
Institutional Class          +2.1%              +10.3%
Russell 2000 Value          +14.0%              +12.5%

NET ASSET VALUE - 12/31/01

Retail Class                $13.18
Institutional Class         $13.26

Total Net Assets           $72,681,641

TOP TEN EQUITY HOLDINGS
SECURITY                        SECTOR                ALLOC (%)
Berkshire Hathaway, Inc. Cl B   Conglomerates     2.1
USA Networks, Inc.              Publishing & Broadcasting  1.9
FedEx Corp.                     Transportation             1.7
AFC Enterprises, Inc.           Food & Beverage            1.7
Harte-Hanks, Inc.               Publishing & Broadcasting  1.7
Gannet, Inc.                    Publishing & Broadcasting  1.7
Comcast Corp. Cl A              Publishing & Broadcasting  1.6
St. Joe Co.                     Conglomerates              1.6
D. R. Horton, Inc.              Construction & Real Estate 1.6
IPC Hldgs, Ltd.                 Insurance                 1.5

[Sectors pie chart]

Chemicals                           1.0%
Forest Products                     1.0%
Steel                               1.1%
Advertising                         1.4%
Transportation                      1.7%
Consumer Related                    2.2%
Manufacturing                       2.3%
Retail                              4.0%
Cash & Equivalents                  4.7%
Food & Beverage                     5.4%
Construction & Real Estate          5.4%
Conglomerates                       5.6%
Financial Services                  6.6%
Insurance                           8.1%
Energy                              9.6%
Aerospace/Technology                9.7%
Banking                             10.1%
Publishing & Broadcasting           20.1%

[Asset Allocation pie chart]

Cash & Equivalents           4.7%
Equity                      95.3%

Delphi Management, Inc. is the sub-adviser responsible for the day-to-day portfolio management of Delphi Value Fund and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor of the fund. Performance data reflect past performance and are not a guarantee of future returns. Total return figures include reinvestment of all distributions. Investment returns and principal values fluctuate with changing market conditions, so that when redeemed, shares may be worth more or less than their original cost. The Russell 2000 Value Index is an unmanaged index of common stocks. The adviser absorbed certain expenses of the fund, without which the total return would be lower. Portfolio holdings and percentages of the fund may change at any time. An institutional class of shares is also available. This report must be preceded or accompanied by a prospectus. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com.

PORTFOLIO OF INVESTMENTS
December 31, 2001

    SHARES                                      VALUE (NOTE 1)
COMMON STOCKS - 95.25%
ADVERTISING - 1.38%
    1,500   Grey Global Group, Inc.                                $  1,000,125

AEROSPACE/TECHNOLOGY - 9.67%
   21,000   Applied Materials, Inc. (1)                                 842,100
   32,000   Arrow Electronics, Inc. (1)                                 956,800
   35,540   Avnet, Inc.                                                 905,204
   12,900   General Dynamics Corp.                                    1,027,356
   39,000   Kemet Corp. (1)                                             692,250
   32,700   Kulicke and Soffa Ind., Inc. (1)                            560,805
    5,200   Lam Research Corp. (1)                                      120,744
   29,800   LSI Logic Corp. (1)                                         470,244
   45,000   Teledyne Technologies, Inc. (1)                             733,050
   20,700   Varian Semicon. Equip. Assoc., Inc. (1)                     716,013
                                                                      7,024,566

BANKING - 10.07%
   39,500   Banknorth Group, Inc.                                       889,540
   63,650   Colonial BancGroup, Inc.                                    896,829
   28,000   Community Bank System, Inc.                                 733,600
   33,900   First Essex Bancorp, Inc.                                   955,302
   25,580   FleetBoston Financial Corp.                                 933,670
   31,000   North Fork Bancorporation, Inc.                             991,690
   29,000   Webster Financial Corp.                                     914,370
   23,065   Wells Fargo & Co.                                         1,002,174
                                                                      7,317,175

BASIC MATERIALS -  2.13%
   27,500   Cytec Industries, Inc. (1)                                  742,500
   28,500   Plum Creek Timber Co. Inc.                                  807,975
                                                                      1,550,475

CONGLOMERATES - 5.61%
      594   Berkshire Hathaway, Inc., Class B (1)                     1,499,850
   18,500   Norsk Hydro A/S Sponsored, ADR                              777,000
   42,000   St. Joe Co. (The)                                         1,165,500
   25,000   Williams Cos., Inc.                                         638,000
                                                                      4,080,350

CONSTRUCTION & REAL ESTATE - 5.45%
   22,000   Boston Properties, Inc., REIT                          $    836,000
   35,479   D.R. Horton, Inc.                                         1,151,648
   30,500   Equity Office Properties Trust, REIT                        917,440
   22,600   Lennar Corp.                                              1,058,132
                                                                      3,963,220

CONSUMER RELATED - 2.17%
   16,500   Liz Claiborne, Inc.                                         820,875
   41,700   Orient-Express Hotels Ltd. (1)                              754,770
                                                                      1,575,645

ENERGY - 9.57%
   34,500   Cabot Oil & Gas Corp.                                       829,725
   18,126   Devon Energy Corp.                                          700,570
    8,900   Enbridge Energy Partners, LP                                374,334
   36,308   GlobalSantaFe Corp.                                       1,035,504
   20,700   Talisman Energy, Inc.                                       783,495
   23,925   Tidewater, Inc.                                             811,058
   22,500   Unocal Corp.                                                811,575
   43,500   Vintage Petroleum, Inc.                                     628,575
   55,950   XTO Energy, Inc.                                            979,125
                                                                      6,953,961

FINANCIAL SERVICES - 6.62%
   27,000   American Express Co.                                        963,630
   16,584   Bear Stearns Cos., Inc.                                     972,486
   11,000   Goldman Sachs Group, Inc.                                 1,020,250
   31,500   iStar Financial Inc.                                        785,925
   19,055   Morgan Stanley Dean Witter & Co.                          1,065,936
                                                                      4,808,227

FOOD & BEVERAGE - 5.38%
   43,000   AFC Enterprises, Inc. (1)                                 1,220,770
   29,100   Jack in the Box, Inc. (1)                                   801,414
    2,600   Pepsi Bottling Group, Inc.                                1,001,100
   64,500   PepsiAmericas, Inc.                                         890,100
                                                                      3,913,384

INSURANCE - 8.06%
   56,500   CNA Surety Corp.                                       $    875,750
   37,800   IPC Holdings, Ltd.                                        1,118,880
   12,500   MGIC Investment Corp.                                       771,500
   22,800   Radian Group, Inc.                                          979,260
   11,300   RenaissanceRe Holdings, Ltd.                              1,078,020
   11,300   XL Capital, Ltd., Class A                                 1,032,367
                                                                      5,855,777
MANUFACTURING - 2.28%
   25,000   Banta Corp.                                                 738,000
   37,600   Masco Corp.                                                 921,200
                                                                      1,659,200

PUBLISHING & BROADCASTING - 20.11%
   50,500   Charter Comm., Inc., Class A (1)                            829,715
   32,500   Comcast Corp., Class A (1)                                1,170,000
   24,500   Cox Communications, Inc., Class A (1)                     1,026,795
   18,500   Dow Jones & Co., Inc.                                     1,012,505
   18,000   Gannett, Inc.                                             1,210,140
   43,000   Harte-Hanks, Inc.                                         1,211,310
   25,400   Lee Enterprises, Inc.                                       923,798
   23,000   McClatchy Co., Class A                                    1,081,000
   17,500   McGraw-Hill Cos., Inc.                                    1,067,150
   28,400   News Corp., Ltd., ADR                                       903,404
   17,000   United States Cellular Corp. (1)                            769,250
   49,300   USA Networks, Inc. (1)                                    1,346,383
   24,945   Viacom, Inc., Class B (1)                                 1,101,322
    1,823   Washington Post, Class B                                    966,190
                                                                     14,618,962
RETAIL - 3.96%
   24,500   Ethan Allen Interiors Inc.                                1,018,955
   24,200   Federated Department Stores, Inc. (1)                       989,780
   23,525   The May Department Stores Co.                               869,955
                                                                      2,878,690

STEEL - 1.08%
   14,800   Nucor Corp.                                            $    783,808

TRANSPORTATION - 1.71%
   24,000   FedEx Corp. (1)                                           1,245,120

TOTAL COMMON STOCKS                                                  69,228,685
(Cost $55,605,990)

INVESTMENT COMPANY - 4.85%
3,523,472   Dreyfus Cash Mgmt. Plus Fund                              3,523,472

TOTAL INVESTMENT COMPANY                                              3,523,472
(Cost $3,523,472)

TOTAL INVESTMENTS - 100.10%                                          72,752,157
 (Cost $59,129,462*)

LIABILITIES NET OF CASH
& OTHER ASSETS - (0.10%)                                                (70,516)

TOTAL NET ASSETS - 100.00%                                         $ 72,681,641


       (1)  Non-income producing.
       ADR  American Depositary Receipt
        LP  Limited Partnership
      REIT  Real Estate Investment Trust

* For Federal income tax purposes, cost is $59,121,392 and appreciation (depreciation) is as follows:

                     Unrealized appreciation:          $14,609,386
                     Unrealized depreciation:            ($978,621)
                     Net unrealized appreciation:      $13,630,765

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:
Investments, at value (Note 1)
See Portfolio of Investments                                       $ 72,752,157
Dividends receivable                                                     65,182
Receivable for investments sold                                             616
Prepaid expenses and other assets                                         8,085
   Total assets                                                      72,826,040

LIABILITIES:
Payable for fund shares redeemed                                         18,538
Investment advisory fee payable (Note 2)                                 60,324
Distribution fee payable (Note 2)                                         8,776
Accrued trustees' fees and expenses (Note 2)                              5,312
Accrued expenses and other payables                                      51,449
   Total liabilities                                                    144,399
NET ASSETS                                                         $ 72,681,641

Investments, at cost                                               $ 59,129,462

NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold                  $   (291,928)
Net unrealized appreciation of investments                           13,622,695
Par value (Shares of beneficial interest, $0.001 per share)               5,502
Paid-in capital in excess of par value                               59,345,372
NET ASSETS                                                         $ 72,681,641

COMPUTATION OF NET ASSET VALUE
RETAIL CLASS SHARES:
Net asset value, offering and redemption price
   per share ($44,744,087 / 3,395,171 shares)                      $      13.18

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price
   per share ($27,937,554 / 2,106,340 shares)                      $      13.26

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
for the year ended December 31, 2001

INVESTMENT INCOME:
Dividends, (net of withholding tax of $2,853)                       $ 1,116,802
   Total investment income                                            1,116,802
EXPENSES:
Investment advisory fee (Note 2)                                        737,194
Administration fee (Note 2)                                              72,500
Transfer agent fees                                                      67,856
Sub-transfer agent fee (Retail Class) (Note 3)                           24,111
Custodian fees                                                           18,222
Professional fees                                                        27,112
Trustees' fees and expenses (Note 2)                                     17,681
Registration and filing fees                                             32,259
Distribution fees (Retail Class) (Note 2)                               119,505
Other                                                                    12,536
Total expenses                                                        1,128,976
NET INVESTMENT LOSS                                                     (12,174)

NET REALIZED LOSS AND UNREALIZED GAIN ON INVESTMENTS :
   Net realized loss from security transactions                        (312,166)
Change in unrealized appreciation of securities                       1,441,589
Net realized and unrealized gain on investments                       1,129,423

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,117,249

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2001                DECEMBER 31, 2000

Net investment loss                                                          $   (12,174)                    $    (2,048)
Net realized gain (loss) from security transactions                             (312,166)                      1,188,937
Change in unrealized appreciation of investments                               1,441,589                       8,329,269
Net increase in net assets resulting from operations                           1,117,249                       9,516,158
DISTRIBUTION TO SHAREHOLDERS FROM:
    RETAIL SHARES :
          Net realized gains on investments                                     (225,696)                       (425,884)
              Total distributions                                               (225,696)                       (425,884)
   INSTITUTIONAL SHARES :
          Net realized gains on investments                                     (139,881)                       (224,662)
              Total distributions                                               (139,881)                       (224,662)
    Total distributions to shareholders                                         (365,577)                       (650,546)
Net increase in net assets from fund share transactions                        2,661,836                       6,584,451

Net increase in net assets                                                     3,413,508                      15,450,063

NET ASSETS:
Beginning of period                                                           69,268,133                      53,818,070
End of period                                                                $72,681,641                     $69,268,133

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

RETAIL CLASS SHARES
                                                 FOR THE           FOR THE          FOR THE             FOR THE PERIOD
                                                YEAR ENDED        YEAR ENDED       YEAR ENDED           DECEMBER 23, 1998
                                                DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    (COMMENCEMENT OF OPERATIONS)
                                                   2001              2000             1999              DECEMBER 31, 1998
Net asset value - beginning of period            $ 13.00            $ 11.19          $ 10.12                 $ 10.00
Net investment income (loss)                       (0.02)             (0.01)         -- (c)(d)                  0.01
Net realized and unrealized gain on investments     0.27               1.94             1.14                    0.11
Net increase in net assets resulting from
   investment operations                            0.25               1.93             1.14                    0.12

Distributions from net investment income            --                 --             -- (d)                    --
Distributions from net realized capital gains      (0.07)             (0.12)           (0.07)                   --
Total distributions                                (0.07)             (0.12)           (0.07)                   --

Net asset value - end of period                  $ 13.18            $ 13.00          $ 11.19                 $ 10.12

Total return (a)                                    1.90%             17.30%           11.30%                   1.20%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $44,744            $45,312          $31,055                 $ 5,056
Ratio of net investment income/(loss) to
   average net assets                              (0.12)%            (0.12)%           0.00%                0.82% (b)
   Ratio of operating expenses to average net
     assets before fees waived and/or expenses
     reimbursed by investment adviser and
     administrator                                  1.64%              1.71%            1.86%                10.91% (b)
Ratio of operating expenses to average net
   assets after waivers and/or expense
   reimbursements                                   1.64%              1.71%            1.75%                1.75% (b)
Portfolio turnover rate                               29%                45%              17%                      0%


(a) Total return represents aggregate total return for the period indicated.
(b) Annualized.
(c) The selected per share data was calculated using the weighted average share method for the period.
(d) The selected amounts are less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

INSTITUTIONAL CLASS SHARES
                                                 FOR THE            FOR THE           FOR THE            FOR THE PERIOD
                                               YEAR ENDED         YEAR ENDED        YEAR ENDED          DECEMBER 23, 1998
                                              DECEMBER 31,       DECEMBER 31,      DECEMBER 31,    (COMMENCEMENT OF OPERATIONS)
                                                  2001               2000              1999             DECEMBER 31, 1998
Net asset value - beginning of period            $ 13.05            $ 11.20          $ 10.12                 $ 10.00
Net investment income                               0.02               0.02             0.03(c)                 0.01
Net realized and unrealized gain on investments     0.26               1.95             1.14                    0.11
Net increase in net assets resulting from
   investment operations                            0.28               1.97             1.17                    0.12
Distributions from net investment income            --                 --              (0.02)                   --
Distributions from net realized capital gains      (0.07)             (0.12)           (0.07)                   --
Total distributions                                (0.07)             (0.12)           (0.09)                   --
Net asset value - end of period                  $ 13.26            $ 13.05          $ 11.20                 $ 10.12
Total return (a)                                    2.12%             17.64%           11.61%                   1.20%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $27,938            $23,956          $22,763                 $   272
Ratio of net investment income to average net ass   0.18%              0.18%            0.25%                    1.07% (b)
Ratio of operating expenses to average net
   assets before fees waived and/or expenses
   reimbursed by investment adviser and
   administrator                                    1.34%              1.41%            1.57%                10.66% (b)
Ratio of operating expenses to average net assets
   after waivers and/or expense reimbursements      1.34%              1.41%            1.50%                1.50% (b)
Portfolio turnover rate                               29%                45%              17%                      0%

(a) Total return represents aggregate total return for the period indicated.
(b) Annualized.
(c) The selected per share data was calculated using the weighted average share method for the period.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
    Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 2001 the Trust offered shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to the Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares - the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national sec-urities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities are valued at amortized cost which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONs -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain, if any (including net short-term capital gain) annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during 2000 and 2001 was as follows:




                                                     DELPHI VALUE FUND
                                               2001                    2000
DISTRIBUTIONS PAID FROM:
Short-Term capital gain                   $   365,577              $   650,546
Long-Term capital gain                             --                       --
                                          -----------              -----------
                                          $   365,577              $   650,546

    As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                                                             DELPHI VALUE FUND
Capital Loss Carryforward (expires in 2009)                      $    (299,998)
Unrealized appreciation                                             13,630,765
                                                                 -------------
                                                                 $  13,330,767

    Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax basis differences of $(12,174), $(28,658) and $40,832 were reclassified at December 31, 2001 between undistributed net investment income, accumulated net realized loss on investments and paid-in capital, respectively, for the Delphi Value Fund. These reclasses related to return of capital adjustments due to REIT adjustments, long term capital gains dividends received and net operating losses. The difference between book basis and tax-basis unrealized appreciation is attributable to the REIT adjustments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION AND SHAREHOLDER SERVICING FEES AND OTHER RELATED PARTY TRANSACTIONS

    The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "Adviser") who has engaged Delphi Management, Inc. ("Delphi") as the Fund's subadviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the subadviser fee to Delphi. KIM has voluntarily agreed to limit the Fund's total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the Fund's average daily net assets until January 1, 2003.
    The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect and wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund.
    No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.
    The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund pays KIB, distributor of the Fund and affiliate of KIM, a monthly 12b-1 fee for distribution services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares, amounting to $119,505 for the year ended December 31, 2001.

3.  SUB-TRANSFER AGENT FEES
    The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for processing shareholder orders at an annual rate of up to 0.10% of the average daily balance of fund accounts invested through those networks, amounting to $ 24,111 for the year ended December 31, 2001.

4.  PURCHASES AND SALES
    The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the year ended December 31, 2001, were $23,341,933 and $19,767,561 of non-governmental issues, respectively.

5.  SHARES OF BENEFICIAL INTEREST
    As of December 31, 2001, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                YEAR ENDED                              YEAR ENDED
                                             DECEMBER 31, 2001                       DECEMBER 31, 2000
RETAIL CLASS:                             SHARES           AMOUNT                 SHARES            AMOUNT
Shares sold                               897,584      $ 11,765,591            1,241,196       $ 15,056,194
Shares issued as reinvestment of
  distributions                            16,100             211,930             31,758            404,909
Shares redeemed                        (1,003,397)        (12,824,167)          (562,878)        (6,628,159)
Net increase (decrease)                   (89,713)     $   (846,646)             710,076       $  8,832,944

INSTITUTIONAL CLASS:
Shares sold                               545,130      $  6,985,008              289,635       $  3,545,602
Shares issued as reinvestment of
  distributions                            10,435           138,156               17,810            224,662
Shares redeemed                          (285,475)       (3,614,682)            (504,361)        (6,018,757)
Net increase (decrease)                   270,090      $  3,508,482             (196,916)      $ (2,248,493)

    At December 31, 2001, KIM, Delphi and its affiliates owned 509,699 Retail Class shares of the Fund. Discretionary accounts managed by KIM for management clients collectively held 1,805,373 shares of the Institutional Class.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Kobren Insight Funds and the Shareholders of Delphi Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Delphi Value Fund (the Fund") at December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
February 11, 2002

Additional Information (unaudited)

INFORMATION ABOUT TRUSTEES AND OFFICERS
Information pertaining to the Trustees and officers* of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request.

-------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF         OTHER
                                 TERM OF                                                   PORTFOLIOS IN   TRUSTEESHIPS/
                                OFFICE AND                                                 FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS, AGE AND          LENGTH OF              PRINCIPAL OCCUPATION(S)              OVERSEEN BY       HELD BY
POSITION(S) WITH TRUST         TIME SERVED(1)            DURING PAST 5 YEARS                  TRUSTEE         TRUSTEE
----------------------         --------------            -------------------                  -------         -------
-------------------------------------------------------------------------------------------------------------------------
                                                          DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Edward B. Bloom                  5 years     Vice President Corporate Controller and             3           Mediregs,
c/o 20 William Street, Suite 310             Treasurer of International Data Group                             Inc.
Wellesley Hills, MA 02481                    Inc., a publishing company.
Age: 51, Trustee

-------------------------------------------------------------------------------------------------------------------------
Arthur Dubroff                   5 years     Chief Financial Officer of Virtual                  3            Virtual
c/o 20 William Street, Suite 310             Communities, Inc, a software provider,                        Communities,
Wellesley Hills, MA 02481                    from July 2000 to the present; Managing                           Inc.
Age: 51, Trustee                             Principal of Turnberry Consulting, LLC
                                             from October 1999 to present; Executive
                                             V.P.and Chief Financial Officer of Enhance
                                             Financial Ser-vices Group, Inc. from July
                                             1996 to September 1999.

-------------------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb               3 years     Counsel to Andrx Corporation since March            3             None
c/o 20 William Street, Suite 310             2000; Partner at Hughes Hubbard & Reed
Wellesley Hills, MA 02481                    LLP, a law firm, and associated with the
Age: 46, Trustee                             firm from July 1989 through July 2000.

-------------------------------------------------------------------------------------------------------------------------
Stuart J. Novick                 5 years     Senior Vice President and General Counsel           3           Mediregs,
c/o 20 William Street, Suite 310             of Children's Hospital Boston since April                         Inc.
Wellesley Hills, MA 02481                    1997; Vice President and General Counsel
Age: 51, Trustee                             of Children's Hospital Boston from April
                                             1986 to April 1997.

-------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES(2)
-------------------------------------------------------------------------------------------------------------------------
Eric M. Kobren                   5 years     President of Mutual Fund Investors                  3           Mediregs,
20 William Street, Suite 310                 Association, Inc. since 1985; President of                        Inc.
Wellesley Hills, MA 02481                    Kobren Insight Management, Inc. and Kobren                     Children's
Age: 48                                      Insight Brokerage, Inc. since 1987.  These                      Hospital
Chairman and President                       are a financial publishing concern, a                            Boston
                                             registered investment advisory firm
                                             and a registered broker-dealer,
                                             respectively. Since 2001, Managing
                                             Member of Alumni Capital, LLC, a
                                             General Partner to a private
                                             investment partnership.

-------------------------------------------------------------------------------------------------------------------------
Michael P. Castellano            5 years     Retired. From December 1994 to June 1997,           3            puraDYN
c/o 20 William Street, Suite 310             Chief Administrative Officer of Kobren                           Filter
Wellesley Hills, MA 02481                    Insight Management, Inc. and a registered                     Technologies,
Age: 60, Trustee                             representative of Kobren Insight                                  Inc.
                                             Brokerage, Inc.

-------------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Eric J. Godes                    5 years     Managing Director of Kobren Insight                N/A             N/A
20 William Street, Suite 310                 Management, Inc. and Managing Director and
Wellesley Hills, MA 02481                    a registered representative of Kobren
Age: 40                                      Insight Brokerage, Inc. Since 2001,
Chief Financial Officer,                     Managing Director of Alumni Capital, LLC,
Vice President, Treasurer,                   a General Partner to a private investment
Secretary                                    partnership.

-------------------------------------------------------------------------------------------------------------------------

  * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Trustees will serve for an indefinite term until the earliest of a Trustee's: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.

(2) "Interested person" of the Trust as defined in the Investment Company Act of 1940. Messrs. Kobren and Castellano are
    each considered an "interested person" because of their affiliation with Kobren Insight Management, Inc. and Kobren
    Insight Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.